LEGG MASON EQUITY FUNDS

                          Legg Mason Value Trust, Inc.
                    Legg Mason Special Investment Trust, Inc.
                   Legg Mason American Leading Companies Trust
                            Legg Mason Balanced Trust
                Legg Mason U.S. Small-Capitalization Value Trust
                       Legg Mason Financial Services Fund

     Supplement to the Institutional Class and Financial Intermediary Class
                         Prospectus dated August 1, 2004


The section entitled "How To Invest" beginning on Page 27 of the prospectus is replaced in its entirety with the following:


Institutional Class and Financial Intermediary Class shares are only offered to certain classes of eligible investors. The following classes of investors may purchase Institutional Class shares:

o Institutional investors that make an initial investment of at least $1 million in a fund. Generally, institutional investors are limited to corporations, banks, trust companies, insurance companies, investment companies, foundations, endowments, pension and profit-sharing plans, and similar entities.

o Investors that invest in the funds through banks, brokers, dealers, insurance companies, investment advisers, financial consultants, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with the Distributor and that offer their clients Institutional Class shares through investment programs (such as (i) fee-based advisory or brokerage account programs, (ii) employee benefit plans such as 401(k) or 403(b) retirement plans or (iii) college savings vehicles such as 529 plans) authorized by the Distributor.

o Shareholders of an Institutional Class of a fund as of the opening of regular trading on the Exchange on July 25, 2001 that have remained in the fund since that date may continue to purchase Institutional Class shares of that fund.

o Employees of the investment adviser to a Legg Mason fund and their spouses and children of such employees may purchase Institutional Class shares of that Legg Mason fund. For such investors, the minimum initial investment is $1,000 per fund and the minimum for each purchase of additional shares in $100. Due to operational limitations, some investment advisers may not have the operational capability to process transactions for their employees' accounts. Employees of an investment adviser should contact their operations department to determine if Institutional Class shares are available for their purchase.


The following classes of investors may purchase Financial Intermediary Class shares:

o Institutional investors that make an initial investment of at least $1 million in a fund. Generally, institutional investors are limited to corporations, banks, trust companies, insurance companies, investment companies, foundations, endowments, pension and profit-sharing plans, and similar entities.

o Investors that invest through banks, brokers, dealers, insurance companies, investment advisers, financial consultants, mutual fund supermarkets and other financial intermediaries that have entered into

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         an agreement with the Distributor and that offer their clients
         Financial Intermediary Class shares through investment programs (such as (i) fee-based advisory or brokerage account programs, (ii) employee benefit plans such as 401(k) or 403(b) retirement plans or (iii) college savings vehicles such as 529 plans) authorized by the Distributor.

o Shareholders of the Financial Intermediary Class of a fund as of the opening of regular trading on the Exchange on July 25, 2001 that have remained in the fund since that date may continue to purchase Financial Intermediary Class shares of that fund.

o Shareholders of Class A shares of Financial Services Fund on July 31, 2004 that have remained in the fund since that date may continue to purchase Financial Intermediary Class shares of that fund.

The funds reserve the right to revise the minimum initial investment and other eligibility requirements at any time. In addition, the funds, through their Distributor, may waive the minimum initial investment requirements in their sole discretion.

Prospective investors who are eligible to invest in Institutional Class or Financial Intermediary Class shares must advise the funds' Distributor, or other financial intermediary through which they are effecting a purchase, of their eligibility to purchase such shares and, where applicable, provide appropriate documentation confirming their eligibility.

Customers of authorized financial intermediaries may purchase shares only in accordance with instructions and limitations pertaining to their account at the authorized financial intermediary. Financial intermediaries may set different minimum investment requirements for their Customers' investments in accounts invested in Institutional Class or Financial Intermediary Class shares.

Prior to or concurrent with the initial purchase of Institutional Class or Financial Intermediary Class shares, each investor or financial intermediary must open an account for the fund by completing and signing an application and mailing it to Legg Mason Institutional Funds at the following address: P.O. Box 17635, Baltimore, Maryland 21297-1635.

Eligible investors may purchase Institutional Class or Financial Intermediary Class shares by contacting Legg Mason Institutional Funds directly at 1-888-425-6432.

Purchase orders, together with payment in one of the forms described in the following paragraphs, received by Legg Mason Institutional Funds or Boston Financial Data Services ("BFDS" or the "Transfer Agent") before the close of regular trading on the Exchange, normally 4:00 p.m., Eastern time, will be processed at the fund's net asset value as of the close of the Exchange on that day. The funds are open for business every day the Exchange is open. Orders received after the close of the Exchange will be processed at the fund's net asset value as of the close of the Exchange on the next day the Exchange is open.

Certain financial intermediaries that have agreements with Legg Mason or the funds may be authorized to accept purchase and redemption orders on their behalf. Once the authorized intermediary accepts the order, the intermediary's customer will receive the next determined net asset value. Orders received by certain retirement plans and other financial intermediaries before the close of regular trading on the Exchange and communicated to Legg Mason Institutional Funds by 9:00 a.m., Eastern time, on the following business day will be processed at the net asset value determined on the prior business day. It is the financial intermediary's responsibility to transmit your order to the funds in a timely fashion.

Purchases of Institutional Class and Financial Intermediary Class shares can be made by wiring federal funds to State Street Bank and Trust Company, the funds' custodian. Before wiring federal funds, the investor must first telephone Legg Mason Institutional Funds at 1-888-425-6432 to receive instructions for wire

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transfer. On the telephone, the following information will be required:
shareholder name; name of the person authorizing the transaction; shareholder account number; name of the fund and class of shares to be purchased; amount being wired; and name of the wiring bank. Funds should be wired through the Federal Reserve System to:

         State Street Bank and Trust Company
         [ABA #011-000-028]
         [DDA #99046096]
         Legg Mason [Insert name of fund and class of shares]
         [Insert account name and number]

The wire should state that the funds are for the purchase of shares of a specific fund and share class and include the account name and number.

Shares may also be purchased and paid for by the contribution of eligible portfolio securities, subject in each case to approval by the fund's adviser. Approval will depend on, among other things, the nature and quality of the securities offered and the current needs of the fund in question. Securities offered in payment for shares will be valued in the same way and at the same time the fund values its portfolio securities for the purpose of determining net asset value. (See "Calculation of Net Asset Value" below.) Investors who wish to purchase fund shares through the contribution of securities should contact Legg Mason Institutional Funds at 1-888-425-6432 for instructions. Investors should also realize that at the time of contribution they may be required to recognize a gain or loss for tax purposes on securities contributed. The adviser, on behalf of a fund, has full discretion to accept or reject any appropriate securities offered as payment for shares. Securities will not be accepted in payment of fund shares from persons who are affiliated with the fund's adviser or the fund.

As described above, Institutional Class or Financial Intermediary Class shares may be offered through authorized financial intermediaries. Each fund may pay such financial intermediaries for their services out of that class's assets pursuant to the class's distribution plan or otherwise. Legg Mason and its affiliates (including the advisers) may also from time to time, at their own expense, make payments to financial intermediaries that make shares of the funds available to their clients or to other parties in connection with the sale of shares. If investors effect transactions through a broker or agent, investors may be charged a fee by that broker or agent.

Any shares purchased or received as a distribution will be credited directly to the investor's account.

Additional investments may be made at any time at the relevant net asset value for that class by following the procedures outlined above. Investors should always furnish a shareholder account number when making additional purchases. Purchases will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

Shares of the funds may be available for purchase by retirement plans, including 401(k) plans and 403(b) plans. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions.

For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that the plan administrator may

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aggregate purchase and redemption orders of participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Shares of a fund may not be available for sale in certain states. Prospective investors should inquire as to whether shares of a particular fund are available for sale in their state of residence.

Account registration changes:

Changes in registration or account privileges for accounts held directly with Legg Mason Institutional Funds must be made in writing to Legg Mason Institutional Funds. Signature guarantees are required. (See "Signature Guarantee" below.) All correspondence must include the account number and must be sent to:

         Legg Mason Institutional Funds
         P.O. Box 17635
         Baltimore, Maryland 21297-1635


                                    * * * * *

The last sentence of the first paragraph of the section entitled "How To Sell Your Shares" on Page 30 of the prospectus is replaced in its entirety with the following:

Customers of financial intermediaries may redeem only in accordance with instructions and limitations pertaining to their account at the financial intermediary.


                                    * * * * *

The section entitled "Confirmations and Account Statements" on Page 34 of the prospectus is replaced in its entirety with the following:

The Transfer Agent will send confirmations of each purchase and redemption transaction. Confirmations sent to financial intermediaries will include the total number of shares being held in safekeeping by the Transfer Agent. Beneficial ownership of shares held by customer accounts will be recorded by the financial intermediary and reflected in its regular account statements.


                                    * * * * *

The fourth paragraph of the section entitled "Exchange Privilege" on Page 34 of the prospectus is replaced in its entirety with the following:

Some financial intermediaries and retirement plan administrators may not offer the Institutional Class or Financial Intermediary Class shares of all Legg Mason funds for exchange.



         This supplement should be retained with your Prospectus for future reference.

                      This supplement is dated May 1, 2005.